Inventories - Schedule of Inventory (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Raw materials, consumables and supplies, net	$ 81,027	$ 73,460
Work in process	162	1,246
Finished goods, net	93,249	108,923
Total	$ 174,438	$ 183,629